Income tax - Deferred income tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred tax
Net deferred income tax asset/(liability)	₽ (952)	₽ (532)	₽ (586)	₽ (581)
Deferred tax asset	209	217
Deferred tax liability	(1,161)	(749)
Deferred tax benefit/(expense)	(420)	128	₽ (57)
Intangible assets
Disclosure of deferred tax
Net deferred income tax asset/(liability)	(606)	(638)
Deferred tax benefit/(expense)	32	90
Trade and other payables
Disclosure of deferred tax
Net deferred income tax asset/(liability)	238	272
Deferred tax benefit/(expense)	(34)	91
Trade and other receivables
Disclosure of deferred tax
Net deferred income tax asset/(liability)	25	58
Deferred tax benefit/(expense)	(33)	27
Loans issued
Disclosure of deferred tax
Net deferred income tax asset/(liability)	10	56
Deferred tax benefit/(expense)	(46)	(13)
Lease obligations
Disclosure of deferred tax
Net deferred income tax asset/(liability)	222	287
Deferred tax benefit/(expense)	(65)	287
Property and equipment
Disclosure of deferred tax
Net deferred income tax asset/(liability)	(189)	(261)
Deferred tax benefit/(expense)	72	(238)
Taxes on unremitted earnings
Disclosure of deferred tax
Net deferred income tax asset/(liability)	(680)	(480)
Deferred tax benefit/(expense)	(200)	(202)
Other
Disclosure of deferred tax
Net deferred income tax asset/(liability)	28	174
Deferred tax benefit/(expense)	₽ (146)	₽ 86